Inventories, net (Tables)	12 Months Ended
Dec. 31, 2014
Inventories, net
Inventories, net

	December 31,
($ in millions)	2014	2013
Raw materials	2,105	2,403
Work in process	1,761	1,893
Finished goods	1,572	1,834
Advances to suppliers	253	246

	5,691	6,376
Advance payments consumed	(315)	(372)

Total	5,376	6,004